Long-term debt - Revolving Credit Facilities (Details)					12 Months Ended
	Dec. 16, 2021 USD ($)	Oct. 26, 2020 EUR (€)	Sep. 29, 2020 EUR (€)	Jun. 01, 2017 USD ($) payment	Dec. 31, 2022 USD ($) payment	Dec. 31, 2022 EUR (€) payment	Jul. 01, 2023	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt service reserve account					$ 2,801,000				$ 8,701,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 600,000,000				600,000,000
Accordion feature higher borrowing capacity	$ 200,000,000
Borrowings maturity term	4 years
Borrowing costs capitalised	$ 9,000,000
Proceeds from borrowings, classified as financing activities					0
Undrawn borrowing facilities					$ 600,000,000
Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €											€ 71,000,000
Borrowings maturity term					5 years	5 years
Mandatory reserve deposit payment coverage period					6 months	6 months
Debt service reserve account					$ 3,000,000			€ 3,000,000	$ 9,000,000	€ 8,000,000
Decrease in restricted cash, amount released from debt service reserve account					$ 5,000,000	€ 5,000,000
Number of quarterly installment payments | payment					20	20
Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €			€ 40,000,000
Borrowings maturity term					5 years	5 years
Proceeds from borrowings, classified as financing activities | €		€ 36,000,000
Number of quarterly installment payments | payment					20	20
Maximum borrowing capacity in percentage of cost of mining fleet and other mining equipment (in percentage)			0.75
Line of credit facility, expiration period (later of the day)			12 months
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 18,000,000
Borrowings maturity term				5 years
Number of quarterly installment payments | payment				20
Bottom of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.45%
Top of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.563%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.85%
London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%
Secured Overnight Financing Rate | Bottom of range | Revolving credit facility | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.00%
Secured Overnight Financing Rate | Top of range | Revolving credit facility | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.50%
EURIBOR | Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.10%			5.10%
EURIBOR | Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					4.25%			4.25%